Taxes - Schedule of Reconciliation Between the Income Tax Expenses (Parentheticals) (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation Between the Income Tax Expenses [Abstract]
Statutory tax rate	20.00%	20.00%